Prepaid Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Prepaid Expenses [Abstract]
Prepaid Expenses

6.  Prepaid Expenses

Prepaid expenses consist of the following (in thousands):

	June 30,	December 31,
	2020	2019
Prepaid services	$284	$221
Prepaid bonds for German statutory costs	188	188
Prepaid insurance	59	62
Prepaid licenses, software tools and support	21	17
Other prepaid expenses	17	17
	$569	$505

Prepaid services include approximately $0.2 million and $0.1 million of consulting services paid in shares of stock or warrants to purchase shares of stock in the future at June 30, 2020, and December 31, 2019, respectively.

4. PREPAID EXPENSES

Prepaid expenses consisted of the following at December 31, 2019 and 2018 (in thousands):

	2019	2018
Prepaid services	$221	$252
Prepaid bonds for German statutory costs	188	199
Prepaid insurance	62	19
Prepaid licenses, software tools and support	17	51
Other prepaid expenses	17	17
	$505	$538

In 2018, we recorded impairment charges of approximately $0.4 million related to prepaid licenses and production tooling as a result of the restructuring of our operations.  These charges are included in “Restructuring expenses” in the accompanying statements of comprehensive loss (see Note 15).